Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary of Revenue by Region

The following table summarizes revenue by region based on the billing address of customers for the three months ended September 30, 2025 and 2024:

	Three Months Ended September 30,
	2025		2024
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$2,148,073	75%	$626,768	58%
Europe, Middle East and Africa (EMEA)	534,758	19%	333,960	31%
Asia Pacific	161,677	6%	119,879	11%
Total	$2,844,508	100%	$1,080,607	100%

The following table summarizes revenue by region based on the billing address of customers for the nine months ended September 30, 2025 and 2024:

	Nine Months Ended September 30,
	2025		2024
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$7,149,862	76%	$1,797,307	56%
Europe, Middle East and Africa (EMEA)	1,646,880	18%	1,080,876	33%
Asia Pacific	553,831	6%	350,093	11%
Total	$9,350,573	100%	$3,228,276	100%

The following table summarizes revenue by region based on the billing address of customers for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024		2023
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$2,564,074	57%	$2,677,050	59%
Europe, Middle East and Africa (EMEA)	1,492,561	33%	1,511,886	33%
Asia Pacific	471,244	10%	372,364	8%
Total	$4,527,879	100%	$4,561,300	100%

Schedule of Accounts Receivable, Net
	Opening Balance	Closing Balance	Opening Balance	Closing Balance
	1/1/2025	9/30/2025	1/1/2024	9/30/2024
Accounts receivable, net	$936,321	$804,519	$105,049	$37,386

	Opening Balance	Closing Balance	Opening Balance	Closing Balance
	1/1/2024	12/31/2024	1/1/2023	12/31/2023
Accounts receivable, net	$105,049	$936,321	$68,416	$105,049

Schedule of Costs to Obtain Contract Activity

The following summarizes the costs to obtain a contract activity during the three and nine months ended September 30, 2025:

Balance - December 31, 2024	$31,504
Commissions Incurred	57,237
Deferred Commissions Recognized	(50,195)
Balance - March 31, 2025	38,546
Commissions Incurred	39,664
Deferred Commissions Recognized	(25,594)
Balance - June 30, 2025	$52,616
Commissions Incurred	82,017
Deferred Commissions Recognized	(81,938)
Balance - September 30, 2025	52,695

The following summarizes the costs to obtain a contract activity during the three and nine months ended September 30, 2024:

Balance - December 31, 2023	$51,472
Commissions Incurred	31,610
Deferred Commissions Recognized	(44,620)
Balance - March 31, 2024	38,462
Commissions Incurred	48,316
Deferred Commissions Recognized	(47,634)
Balance - June 30, 2024	$39,144
Commissions Incurred	42,739
Deferred Commissions Recognized	(44,765)
Balance - September 30, 2024	$37,118

The following summarizes the costs to obtain a contract activity during the years ended December 31, 2024 and 2023:

Balance - December 31, 2022	$69,737
Commissions Incurred	242,810
Deferred Commissions Recognized	(261,075)
Balance - December 31, 2023	51,472
Commissions Incurred	180,141
Deferred Commissions Recognized	(200,109)
Balance - December 31, 2024	$31,504